Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2024
Subsidiaries
Schedule of acquisition of subsidiaries

	Principal location of the
Name of company	company’s activity	%
Nano Dimension Technologies Ltd.	Israel	100%
Nano Dimension USA Inc.	USA	100%
Nano Dimension (HK) Limited	Asia-Pacific	100%
Nano Dimension GmbH	Germany	100%
J.A.M.E.S GmbH	Germany	50%
Essemtec AG	Switzerland	100%
Nano Dimension Swiss GmbH	Switzerland	100%
Global Inkjet Systems Ltd.	UK	100%
Formatec Holding B.V.	Netherlands	100%

Schedule of acquisition date fair value of each major class of consideration

Cash	23,568
Deferred consideration	772
Earn-out cash consideration – Contingent consideration	5,196
Total consideration transferred	29,536

Schedule of recognized amounts of assets acquired and liabilities

Cash and cash equivalents	5,409
Inventories	3,396
Other current assets	1,199
Property and equipment	139
Technology	5,924
Customer relationships	548
Goodwill	14,580
Trade accounts payable	(12)
Other accounts payable and accrued expenses	(1,064)
Deferred tax	(583)
Total identifiable net assets acquired	29,536

Cash and cash equivalents	712
Trade and other receivables	691
Inventory	827
Property and equipment	480
Right-of-use assets	627
Deferred tax asset	857
Customer relationships	1,690
Intangible assets	3,237
Goodwill	7,470
Trade and other payables	(1,275)
Lease liability	(434)
Deferred tax liabilities	(1,271)
Total identifiable net assets acquired	13,611

Schedule of cash flows derived

Cash and cash equivalents paid	(23,568)
Cash and cash equivalents of GIS	5,409
(18,159)

Cash and cash equivalents paid	(13,611)
Cash and cash equivalents of Formatec Holding	712
(12,899)